N-4	Apr. 10, 2026 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
Entity Central Index Key	0000934298
Entity Investment Company Type	N-4
Document Period End Date	Apr. 10, 2026
Amendment Flag	false
New York Life Premier Variable Annuity - P Series
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES, EXPENSES AND ADJUSTMENTS	LOCATION IN PROSPECTUS
Are There Charges for Early Withdrawals?
Yes. If you withdraw more than the Surrender Charge Free Amount within 7 years following your premium payment, you will be assessed a surrender charge. The maximum surrender charge is 7% of the amount withdrawn during the first two Policy Year(s) declining to 0% over that seven-year period. For example, if you make an early withdrawal within the first two Policy Years, you could pay a surrender charge of up to
$7,000 on a $100,000 investment. The withdrawal amount could be reduced by taxes or tax penalties.
CHARGES AND DEDUCTIONS – Transaction Expenses – Surrender Charges FEE TABLE
Are There Transaction Charges?
Yes. In addition to surrender charges, you may also be charged for other transactions, such as when you transfer cash value between investment options more than 12 times a year, or if a premium payment is returned for insufficient funds. Although we do not currently charge for such transactions, we reserve the right to charge up to $30 per transaction. Currently, the policy offers only one Investment Division. In the future we may make additional Investment Divisions available.
CHARGES AND DEDUCTIONS – Transaction Expenses FEE TABLE
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options you choose.
Please refer to your Policy Data Page for information about the specific fees you will pay each year based on the options you have elected.
CHARGES AND DEDUCTIONS – Annual Policy Expenses; Annual Portfolio Expenses FEE TABLE
ANNUAL FEE	Minimum	Maximum
Base contract[1]	1.00%	1.20%	CHARGES AND DEDUCTIONS – Annual Policy Expenses FEE TABLE
Portfolio fees and expenses[2]	0.68%	0.68%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses FEE TABLE
Investment Preservation Rider – P Series (IPR)[3]	See Rate Sheet Prospectus Supplement	See Rate Sheet Prospectus Supplement	CHARGES AND DEDUCTIONS – Charge for the Investment Preservation Rider – P Series FEE TABLE

1 As an annualized percentage of daily Accumulation Value.
2 As a percentage of average net Portfolio assets. Fees and expenses are for the year ended December 31, 2025 and will change from year to year. The minimum will be lower for California residents over 60 who choose to allocate to the Fidelity® VIP Government Money Market
Portfolio during the Free Look period.
3 As an annualized percentage of daily Accumulation Value. The IPR is included with all policies.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST: See Rate Sheet Prospectus Supplement	HIGHEST ANNUAL COST See Rate Sheet Prospectus Supplement

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges, and
Portfolio fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Charges for Early Withdrawals [Text Block]
Are There Charges for Early Withdrawals?
Yes. If you withdraw more than the Surrender Charge Free Amount within 7 years following your premium payment, you will be assessed a surrender charge. The maximum surrender charge is 7% of the amount withdrawn during the first two Policy Year(s) declining to 0% over that seven-year period. For example, if you make an early withdrawal within the first two Policy Years, you could pay a surrender charge of up to
$7,000 on a $100,000 investment. The withdrawal amount could be reduced by taxes or tax penalties.
CHARGES AND DEDUCTIONS – Transaction Expenses – Surrender Charges FEE TABLE

Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Purchase Payments) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]
Are There Transaction Charges?
Yes. In addition to surrender charges, you may also be charged for other transactions, such as when you transfer cash value between investment options more than 12 times a year, or if a premium payment is returned for insufficient funds. Although we do not currently charge for such transactions, we reserve the right to charge up to $30 per transaction. Currently, the policy offers only one Investment Division. In the future we may make additional Investment Divisions available.
CHARGES AND DEDUCTIONS – Transaction Expenses FEE TABLE

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Policy Data Page for information about the specific fees you will pay each year based on the options you have elected.
CHARGES AND DEDUCTIONS – Annual Policy Expenses; Annual Portfolio Expenses
ANNUAL FEE	Minimum	Maximum
Base contract[1]	1.00%	1.20%	CHARGES AND DEDUCTIONS – Annual Policy Expenses
Portfolio fees and expenses[2]	0.68%	0.68%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
Investment Preservation Rider – P Series (IPR)[3]	0.70%	0.70%	CHARGES AND DEDUCTIONS – Charge for the Investment Preservation Rider – P Series

1 As an annualized percentage of daily Accumulation Value.
2 As a percentage of average net Portfolio assets. Fees and expenses are for the year ended December 31, 2025 and will change from year to year. The minimum will be lower for California residents over 60 who choose to allocate to the Fidelity® VIP Government Money Market
Portfolio during the Free Look period.
3 As an annualized percentage of daily Accumulation Value. The IPR is included with all policies.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST: $2,198.50	HIGHEST ANNUAL COST $2,198.50

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges, and
Portfolio fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options you choose.
Please refer to your Policy Data Page for information about the specific fees you will pay each year based on the options you have elected.
CHARGES AND DEDUCTIONS – Annual Policy Expenses; Annual Portfolio Expenses FEE TABLE
ANNUAL FEE	Minimum	Maximum
Base contract[1]	1.00%	1.20%	CHARGES AND DEDUCTIONS – Annual Policy Expenses FEE TABLE
Portfolio fees and expenses[2]	0.68%	0.68%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses FEE TABLE
Investment Preservation Rider – P Series (IPR)[3]	See Rate Sheet Prospectus Supplement	See Rate Sheet Prospectus Supplement	CHARGES AND DEDUCTIONS – Charge for the Investment Preservation Rider – P Series FEE TABLE

1 As an annualized percentage of daily Accumulation Value.
2 As a percentage of average net Portfolio assets. Fees and expenses are for the year ended December 31, 2025 and will change from year to year. The minimum will be lower for California residents over 60 who choose to allocate to the Fidelity® VIP Government Money Market
Portfolio during the Free Look period.
3 As an annualized percentage of daily Accumulation Value. The IPR is included with all policies.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST: See Rate Sheet Prospectus Supplement	HIGHEST ANNUAL COST See Rate Sheet Prospectus Supplement

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges, and
Portfolio fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.00%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.20%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.68%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.68%
Optional Benefits Minimum [Percent]	0.70%
Optional Benefits Maximum [Percent]	0.70%
Base Contract (N-4) Footnotes [Text Block]	1 As an annualized percentage of daily Accumulation Value.[1] As an annualized percentage of daily Accumulation Value.
Investment Options Footnotes [Text Block]	2 As a percentage of average net Portfolio assets. Fees and expenses are for the year ended December 31, 2025 and will change from year to year. The minimum will be lower for California residents over 60 who choose to allocate to the Fidelity® VIP Government Money Market Portfolio during the Free Look period.[2] As a percentage of average net Portfolio assets. Fees and expenses are for the year ended December 31, 2025 and will change from year to year. The minimum will be lower for California residents over 60 who choose to allocate to the Fidelity® VIP Government Money Market Portfolio during the Free Look period.
Lowest and Highest Annual Cost [Table Text Block]

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST: $2,198.50	HIGHEST ANNUAL COST $2,198.50

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges, and
Portfolio fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST: See Rate Sheet Prospectus Supplement	HIGHEST ANNUAL COST See Rate Sheet Prospectus Supplement

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges, and
Portfolio fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Lowest Annual Cost [Dollars]	$ 2,198.50
Highest Annual Cost [Dollars]	$ 2,198.50
Risks [Table Text Block]
	RISKS	LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this policy.	PRINCIPAL RISKS OF INVESTING IN THE POLICY
Is This a Short-Term Investment?
No. This policy is not designed for short-term investing and is not appropriate for an investor who readily needs access to cash.
Surrender charges apply for up to 7 years following your premium payment. They will reduce the value of your policy if you withdraw money during that time. Withdrawals may also be subject to federal and state income taxes and tax penalties. The benefits of tax deferral and living benefit protections also mean the policy is more beneficial to investors with a long time horizon. You will not receive a benefit under the IPR rider unless you hold the policy for at least the specified
Holding Period applicable to the rider.
PRINCIPAL RISKS OF INVESTING IN THE POLICY
What Are the Risks Associated with the Investment Options?
•An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the available Portfolios. For available Portfolio(s), see APPENDIX 1:
Investment Options Available Under the Policy.
•You should review the prospectuses for the available Portfolios before making an investment decision.
PRINCIPAL RISKS OF INVESTING IN THE POLICY
What Are the Risks Related to the Insurance Company?
An investment in the policy is subject to the risks related to the
Depositor, including that any obligations, guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from
NYLIAC by calling the New York Life Annuities Service Center at
800-762-6212.
PRINCIPAL RISKS INVESTING IN THE POLICY

Investment Restrictions [Text Block]	Yes.•The policy invests exclusively in the Fidelity® VIP FundsManager® 60% Portfolio, except that investors in California who are Age 60 and over can invest in the Fidelity® VIP Government Money Market Portfolio during the Free Look period. If you are not satisfied with the performance of the available Portfolios, there are no alternative investments within the Policy.•We may choose to add Investment Divisions in the future. If we do, we reserve the right to charge $30 for each transfer when you transfer money between Investment Divisions in excess of 12 times in a Policy Year.•We reserve the right to limit transfers in circumstances of frequent transfers or to prevent market timing.•We reserve the right to remove, close or substitute for the current available Portfolios as investment options that are available under the policy.•If we substitute shares of the current available Portfolios with shares of a replacement portfolio, the replacement portfolio may or may not be substantially similar. The effect of any substitution on the value of your policy and the IPR will depend on a variety of factors, such as the relative performance of the replaced and replacement portfolios, which we cannot predict. A substitution to another portfolio could have a materially negative effect on the value of your policy.
Key Information, Benefit Restrictions [Text Block]	Yes.•The Investment Preservation Rider – P Series (IPR) is included with all policies; you cannot purchase the policy without the IPR.•The IPR may be cancelled only under certain limited circumstances.•The IPR provides no benefits if you surrender the Policy before the Policy Anniversary when you are eligible to receive a potential one-time adjustment to your Accumulation Value.•A withdrawal could reduce the value of the potential benefit under the IPR by more than the dollar amount of the withdrawal.•Where the IPR Guarantee Percentage is 101% or more, the amount of the IPR Death Benefit will depend on whether you die during the last two years of the 10 year Holding Period. Additionally, if you elect an IPR Reset where the IPR Guarantee Percentage is 101% or more, the amount of the IPR Death Benefit will depend on whether you die during the last two years of the new Holding Period. The Guaranteed Amount becomes payable as the IPR Death Benefit only if you die during the last two years of the rider Holding Period.
Tax Implications [Text Block]	•Consult with a tax professional to determine the tax implications of an investment in, withdrawals from and surrenders of this policy.•If you purchase the policy through a tax-qualified plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in a policy that may not be included in such other investments. Therefore, the tax deferral of the policy does not provide additional benefits.•A premium payment made on a pre-tax basis as well as earnings on your policy will be taxed at ordinary income tax rates when you withdraw them, and you may have to pay a 10% penalty tax if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Your registered representative may receive compensation for selling this policy to you, in the form of commissions, asset-based compensation, allowances for expenses, and other compensation programs. The amount of compensation will vary depending on the specific payment arrangements of the broker-dealer your registered representative works for. This compensation may differ from the compensation paid by other companies for sales of their products. Differences in compensation have the potential to influence the recommendation made by your registered representative or broker-dealer. Your registered representative may have a financial incentive to offer or recommend this policy over another investment.
Exchanges [Text Block]	Your registered representative may have a financial incentive to offer you a new policy in place of the one you own. You should consider exchanging your policy if you determine, after comparing the features, fees, risks of both policies and any fees or penalties to terminate the existing policy, that it is in your best interest to purchase the new policy rather than continue to own your existing policy.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	ANNUAL CHARGES FOR IPR The Holding Period and current charge for the IPR for policies with an application signed on or after May 6, 2019 is as follows:
Annual Charge for IPR (calculated as an annualized percentage of daily Accumulation Value)	Current Charge
10 Year Holding Period	0.70%
The current charge for the IPR with a Rider Reset Effective Date on or after May 6, 2019:
Annual Charge for IPR if you elect an IPR Reset (calculated as an annualized percentage of daily Accumulation Value)	Current Charge
10 Year Holding Period	0.70%

IPR GUARANTEE PERCENTAGE The IPR Guarantee Percentage applicable for determining the Guaranteed Amount under the IPR for policies with an application signed on or after October 2, 2023 is:
Holding Period	Percentage
10 Year Holding Period	105%
Fee Table
The following tables describe the fees and expenses that you will pay when buying, owning, making withdrawals from, or surrendering the policy. Please refer to your Policy Data Page and IPR Rider Data Page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender, or make withdrawals from the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.Transaction Expenses Surrender Charges (as a percentage of amount withdrawn). Applied to amounts in excess of the Surrender Charge Free Amount that you may withdraw each Policy Year.
Policy Year	1	2	3	4	5	6	7	8+
Surrender Charge	7.00%	7.00%	6.00%	5.00%	4.00%	3.00%	2.00%	0.00%
Other Transaction Charges	Guaranteed maximum charge	Current charge
Transfer Fee (charged for transfers in excess of 12 in a Policy Year)*	$30	$0
Payments Returned for Insufficient Funds	$30	$0
*Currently the policy offers only one Investment Division. In the future we may make additional Investment Divisions available and may charge for transfers between them. The next table describes the fees and expenses that you will pay each year during the time that you own the policy (not including Portfolio fees and expenses). Annual Policy Expenses
	Guaranteed Maximum Charge	Current Charge
Base Contract Expenses (M&E Charges)[1]	1.20% (During the Surrender Charge Period)	1.20% (During the Surrender Charge Period)
	1.00% (After the Surrender Charge Period)	1.00% (After the Surrender Charge Period)
Annual Charge for IPR-P Series (IPR)[2]	1.80%	See the Rate Sheet Prospectus Supplement for Current Charges
Annual Charge if you elect an IPR Reset and the Rider Reset Effective Date is on or after May 6, 2019[2]	1.80%	See the Rate Sheet Prospectus Supplement for Current Charges
1As an annualized percentage of daily Accumulation Value. We call this the “Mortality and Expense Risk and Administrative Costs Charge (M&E)” in your policy and elsewhere in this Prospectus.2As an annualized percentage of daily Accumulation Value. The IPR is included with all policies.The next table shows the minimum and maximum total operating expenses charged by the Fidelity® VIP FundsManager® 60% Portfolio that you may pay periodically during the time that you own the policy. These expenses may change over time and may be higher or lower in the future. A complete list of Portfolios available under the policy, including their annual expenses, may be found in APPENDIX 1. Annual Portfolio Expenses
	Minimum	Maximum
Expenses that are deducted from the Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.[1]
Before fee waivers and expense reimbursements	0.68%	0.68%
After fee waivers and expense reimbursements[2]	0.63%	0.63%
1Shown as a percentage of average net assets for the fiscal year ended December 31, 2025.2Fee waivers and expense reimbursements are expected to continue through April 30, 2027 and may be terminated at any time thereafter at the option of the Portfolio company.HISTORICAL CHARGES AND VALUES FOR CERTAIN OPTIONAL BENEFITSThe percentage applicable for determining the Guaranteed Amount under IPR for policies with an application signed before October 2, 2023 is:
IPR Guarantee Percentage
Holding Period	Percentage
10 Year Holding Period	100%

Transaction Expenses [Table Text Block]	Transaction Expenses Surrender Charges (as a percentage of amount withdrawn). Applied to amounts in excess of the Surrender Charge Free Amount that you may withdraw each Policy Year.
Policy Year	1	2	3	4	5	6	7	8+
Surrender Charge	7.00%	7.00%	6.00%	5.00%	4.00%	3.00%	2.00%	0.00%
Other Transaction Charges	Guaranteed maximum charge	Current charge
Transfer Fee (charged for transfers in excess of 12 in a Policy Year)*	$30	$0
Payments Returned for Insufficient Funds	$30	$0
*Currently the policy offers only one Investment Division. In the future we may make additional Investment Divisions available and may charge for transfers between them.
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	7.00%
Transfer Fee, Maximum [Dollars]	$ 30
Transfer Fee, Current [Dollars]	$ 0
Transfer Fee, Footnotes [Text Block]	*Currently the policy offers only one Investment Division. In the future we may make additional Investment Divisions available and may charge for transfers between them.
Other Transaction Fee, Maximum [Dollars]	$ 30
Other Transaction Fee, Current [Dollars]	$ 0
Annual Contract Expenses [Table Text Block]	ANNUAL CHARGES FOR IPR The Holding Period and current charge for the IPR for policies with an application signed on or after May 6, 2019 is as follows:
Annual Charge for IPR (calculated as an annualized percentage of daily Accumulation Value)	Current Charge
10 Year Holding Period	0.70%
The current charge for the IPR with a Rider Reset Effective Date on or after May 6, 2019:
Annual Charge for IPR if you elect an IPR Reset (calculated as an annualized percentage of daily Accumulation Value)	Current Charge
10 Year Holding Period	0.70%

IPR GUARANTEE PERCENTAGE The IPR Guarantee Percentage applicable for determining the Guaranteed Amount under the IPR for policies with an application signed on or after October 2, 2023 is:
Holding Period	Percentage
10 Year Holding Period	105%
The next table describes the fees and expenses that you will pay each year during the time that you own the policy (not including Portfolio fees and expenses). Annual Policy Expenses
	Guaranteed Maximum Charge	Current Charge
Base Contract Expenses (M&E Charges)[1]	1.20% (During the Surrender Charge Period)	1.20% (During the Surrender Charge Period)
	1.00% (After the Surrender Charge Period)	1.00% (After the Surrender Charge Period)
Annual Charge for IPR-P Series (IPR)[2]	1.80%	See the Rate Sheet Prospectus Supplement for Current Charges
Annual Charge if you elect an IPR Reset and the Rider Reset Effective Date is on or after May 6, 2019[2]	1.80%	See the Rate Sheet Prospectus Supplement for Current Charges
1As an annualized percentage of daily Accumulation Value. We call this the “Mortality and Expense Risk and Administrative Costs Charge (M&E)” in your policy and elsewhere in this Prospectus.2As an annualized percentage of daily Accumulation Value. The IPR is included with all policies.HISTORICAL CHARGES AND VALUES FOR CERTAIN OPTIONAL BENEFITSThe percentage applicable for determining the Guaranteed Amount under IPR for policies with an application signed before October 2, 2023 is:
IPR Guarantee Percentage
Holding Period	Percentage
10 Year Holding Period	100%

Base Contract Expense, Footnotes [Text Block]	As an annualized percentage of daily Accumulation Value. We call this the “Mortality and Expense Risk and Administrative Costs Charge (M&E)” in your policy and elsewhere in this Prospectus.
Optional Benefit Expense, Footnotes [Text Block]	As an annualized percentage of daily Accumulation Value. The IPR is included with all policies.
Annual Portfolio Company Expenses [Table Text Block]	The next table shows the minimum and maximum total operating expenses charged by the Fidelity® VIP FundsManager® 60% Portfolio that you may pay periodically during the time that you own the policy. These expenses may change over time and may be higher or lower in the future. A complete list of Portfolios available under the policy, including their annual expenses, may be found in APPENDIX 1. Annual Portfolio Expenses
	Minimum	Maximum
Expenses that are deducted from the Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.[1]
Before fee waivers and expense reimbursements	0.68%	0.68%
After fee waivers and expense reimbursements[2]	0.63%	0.63%
1Shown as a percentage of average net assets for the fiscal year ended December 31, 2025.2Fee waivers and expense reimbursements are expected to continue through April 30, 2027 and may be terminated at any time thereafter at the option of the Portfolio company.
Portfolio Company Expenses [Text Block]	Expenses that are deducted from the Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.[1]
Portfolio Company Expenses Minimum [Percent]	0.68%
Portfolio Company Expenses Maximum [Percent]	0.68%
Portfolio Company Expenses, Footnotes [Text Block]	Shown as a percentage of average net assets for the fiscal year ended December 31, 2025.
Surrender Example [Table Text Block]
	Years
	1 yr	3 yr	5 yr	10 yr
If you surrender your policy at the end of the applicable time period:	$9,153.33	$14,406.53	$18,011.14	$28,553.00

Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,153.33
Surrender Expense, 3 Years, Maximum [Dollars]	14,406.53
Surrender Expense, 5 Years, Maximum [Dollars]	18,011.14
Surrender Expense, 10 Years, Maximum [Dollars]	$ 28,553.00
Annuitize Example [Table Text Block]
If you annuitize at the end of the applicable time period:	$9,153.33	$8,264.04	$14,011.14	$28,553.00

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 9,153.33
Annuitized Expense, 3 Years, Maximum [Dollars]	8,264.04
Annuitized Expense, 5 Years, Maximum [Dollars]	14,011.14
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 28,553.00
No Surrender Example [Table Text Block]
If you do not surrender your policy:	$2,709.00	$8,264.04	$14,011.14	$28,553.00

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,709.00
No Surrender Expense, 3 Years, Maximum [Dollars]	8,264.04
No Surrender Expense, 5 Years, Maximum [Dollars]	14,011.14
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 28,553.00
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Policy
This section is intended to summarize the principal risks of investing in the policy. Market Risk. You can lose money by investing in this policy, including loss of principal. An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the Fidelity® VIP FundsManager® 60% Portfolio – Investor Class, which is the only Portfolio currently available under the Policy outside the Free Look Period. For available Portfolio(s), see APPENDIX 1: Investment Options Available Under the Policy. You bear the risk of any decline in your policy’s value resulting from the performance of the Portfolio. Your investment in the Policy is subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Portfolio’s investments. For more information about the risks of investing in the Portfolio, see the Portfolio's prospectus, which can be found online at https://dfinview.com/NewYorkLife/TAHD/premier-pseries. You can also request this information at no cost by calling the New York Life Annuities Service Center at (800) 762-6212 or by sending an email request with your name and mailing address to PremierPProspectus@newyorklife.com. You should review the Fidelity® VIP FundsManager® 60% Portfolio – Investor Class prospectus before making an investment decision. Early Withdrawal Risk. This policy is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. Surrender charges apply for up to seven years after your premium payment. They will reduce the value of your policy if you withdraw money during that time. Withdrawals could substantially reduce or even terminate the benefits available under the policy. Withdrawals may also be subject to federal and state income taxes, and tax penalties if the withdrawal is made before the owner attains age 59½. The benefits of tax deferral and the policy’s living benefit protections also mean the policy is better for investors with a long time horizon. Policy Benefits Risk. Receiving the benefit under the Investment Preservation Rider – P Series (IPR) is contingent on several conditions being met. For example, the IPR requires that you hold the policy for a 10-year Holding Period in order to receive an adjustment to your Accumulation Value, if applicable. If you surrender your policy before the Holding Period is over, you will not receive a benefit under the IPR. The benefit provided by the IPR will be reduced proportionally by any withdrawals you make during the Holding Period. If the amount guaranteed under the IPR is greater than the Accumulation Value, a withdrawal will reduce the value of the IPR benefit by more than the dollar amount of the withdrawal. You may need to take early or excess withdrawals which have the potential to substantially reduce or terminate the Standard Death Benefit available under the policy. Withdrawals could reduce the value of the Standard Death Benefit by more than the dollar amount of the withdrawal.
Where the IPR Guarantee Percentage is 101% or more, and you die during the first 8 years of the 10-year Holding Period, the IPR Death Benefit will be equal to the first year policy premiums less any proportional withdrawals. If you die in the last two years of the IPR Holding Period, the IPR Death Benefit will be equal to the Guaranteed Amount. If you elect an IPR Reset where the IPR Guarantee Percentage is 101% or more, a new Holding Period will begin as of the Rider Reset Effective Date. If you die before the last two years of the new Holding Period, the IPR Death Benefit will be equal to Accumulation Value as of the Rider Reset Effective Date less any proportional withdrawals. If you die in the last two years of the new Holding Period, the IPR Death Benefit will be equal to the Guaranteed Amount. Alternatives to the Policy. Other policies or investments may provide more favorable returns or benefits than the policy and may have lower fees and expenses. Policy Changes and Investment Restrictions Risk. We reserve the right to limit transfers, and we reserve the right to charge $30 for each transfer when you transfer among Portfolios (were we to offer additional Portfolios for investment in the future) more than 12 times in a Policy Year. In addition, we reserve the right to remove an Investment Division or substitute a Portfolio as an investment option under the policy. Potentially Harmful Transfer Activity. This policy is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the policy, were we to offer additional Portfolios for investment in the future, is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners. We have limitations and restrictions on transfer activity, which we apply to all owners of the policy without exception. (See “THE POLICIES–Limits on Transfers” for more information.) We cannot guarantee that these limitations and restrictions will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other policyowners. Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things: ●Portfolio management decisions driven by the need to maintain higher than normal liquidity or the inability to sustain an investment objective; ●Increased administrative and Fund brokerage expenses; and/or ●Dilution of the interests of long-term investors. A Portfolio may reject any order from us if it suspects potentially harmful transfer activity, thereby preventing us from implementing your request for a transfer. (See “THE POLICIES–Limits on Transfers” for more information on the risks of frequent trading.) Change in Fees and Charges Risk. Deduction of policy fees and charges (including surrender charges), and IPR fees, may result in loss of principal. We reserve the right to increase the fees and charges under the policy and the IPR up to the maximum guaranteed fees and charges stated on your Policy Data Page and IPR Data Page. Adverse Tax Consequences. There are a number of tax risks that may arise in connection with purchasing the policy. These risks include: (1) the possibility that the Internal Revenue Service (“IRS”) may interpret the rules that apply to variable annuities in a manner that could result in you being treated as the owner of your policy’s pro rata portion of the assets of the Separate Account; (2) the possibility that the IRS may take the position that the policy does not qualify as an annuity for federal tax purposes resulting in the loss of favorable tax treatment accorded your policy; and (3) the possibility of a change in the present federal income tax laws that apply to your policy, or of the current interpretations by the IRS, which may change from time to time without notice, and could have retroactive effects regardless of the date of enactment or publication, as the case may be. Insurance Company Risks. Any obligations, guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from NYLIAC by calling the New York Life Annuities Service Center at 1-800-762-6212. Risks Affecting our Administration of Your Policy. NYLIAC’s business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including, those resulting from information systems failures, cyberattack/ransomware, or current or future outbreaks of infectious diseases, viruses (including COVID-19), epidemics or pandemics (“serious infectious disease outbreaks”). These risks are common to all insurers and financial service providers and may materially impact our ability to administer the policy (and to keep policyowner information confidential). (See the SAI “ADDITIONAL INFORMATION ABOUT RISKS (Non-Principal Risks)” for more information.)
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	Benefits Available Under The Policies
The following tables summarize information about the benefits available under the policy.STANDARD DEATH BENEFIT
(automatically included with the policy)
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Standard Death Benefit
Guarantees your
beneficiaries will receive a
benefit at least equal to the
greatest of: (i) your
Accumulation Value; (ii) the
Return of Premium Death
Benefit; (iii) the Step-up
Death Benefit; or (iv) the IPR
Death Benefit.
		No additional charge	•Withdrawals could significantly reduce the benefit, possibly by an amount substantially greater than the amount withdrawn.
INVESTMENT PRESERVATION RIDER – P SERIES
(automatically included with the policy)
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Investment Preservation Rider – P Series (IPR)
Protects your investment
from loss for a 10-year
Holding Period. If, after the
Holding Period, your
Accumulation Value is less
than the amount guaranteed,
we will make a one-time
increase to your
Accumulation Value to make
it equal to the guaranteed
amount.

You may request to reset the
guaranteed amount (an IPR
Reset) under certain
circumstances.

Includes an IPR Death
Benefit which is payable
upon the death of the Owner.
1.80% (of daily average accumulation value)
•Included with all policies.
•Can be cancelled only if
NYLIAC suspends the right
to reset.
•Withdrawals could
significantly reduce the
benefit (possibly by an
amount greater than the
actual amount withdrawn).
•Where the IPR Guarantee
Percentage is 101% or
more, and you die during
the first 8 years of the
10-year Holding Period, the
IPR Death Benefit will be
equal to the first year policy
premiums less any
proportional withdrawals. If
you die in the last two
years of the IPR Holding
Period, the IPR Death
Benefit will be equal to the
Guaranteed Amount.
•An IPR Reset starts a new
Holding Period. New
annual charges may apply
after you elect an IPR
Reset.
•If you elect an IPR Reset
where the IPR Guarantee

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS

Percentage is 101% or
more, a new Holding
Period will begin as of the
Rider Reset Effective Date.
If you die before the last
two years of the new
Holding Period, the IPR
Death Benefit will be equal
to the Accumulation Value
as of the Rider Reset
Effective Date less any
proportional withdrawals. If
you die in the last two
years of the new Holding
Period, the IPR Death
Benefit will be equal to the
Guaranteed Amount.
•IPR Reset rights may be
suspended or discontinued
and are subject to age
limits.
•The IPR Death Benefit is
only payable if the Owner’s
spouse does not elect to
continue the policy
pursuant to its spousal
continuance option. If the
Owner’s spouse elects to
continue the policy, the
rider will continue and the
IPR Death Benefit will not
be paid.

Benefits Available [Table Text Block]
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Standard Death Benefit
Guarantees your
beneficiaries will receive a
benefit at least equal to the
greatest of: (i) your
Accumulation Value; (ii) the
Return of Premium Death
Benefit; (iii) the Step-up
Death Benefit; or (iv) the IPR
Death Benefit.
		No additional charge	•Withdrawals could significantly reduce the benefit, possibly by an amount substantially greater than the amount withdrawn.
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Investment Preservation Rider – P Series (IPR)
Protects your investment
from loss for a 10-year
Holding Period. If, after the
Holding Period, your
Accumulation Value is less
than the amount guaranteed,
we will make a one-time
increase to your
Accumulation Value to make
it equal to the guaranteed
amount.

You may request to reset the
guaranteed amount (an IPR
Reset) under certain
circumstances.

Includes an IPR Death
Benefit which is payable
upon the death of the Owner.
1.80% (of daily average accumulation value)
•Included with all policies.
•Can be cancelled only if
NYLIAC suspends the right
to reset.
•Withdrawals could
significantly reduce the
benefit (possibly by an
amount greater than the
actual amount withdrawn).
•Where the IPR Guarantee
Percentage is 101% or
more, and you die during
the first 8 years of the
10-year Holding Period, the
IPR Death Benefit will be
equal to the first year policy
premiums less any
proportional withdrawals. If
you die in the last two
years of the IPR Holding
Period, the IPR Death
Benefit will be equal to the
Guaranteed Amount.
•An IPR Reset starts a new
Holding Period. New
annual charges may apply
after you elect an IPR
Reset.
•If you elect an IPR Reset
where the IPR Guarantee

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS

Percentage is 101% or
more, a new Holding
Period will begin as of the
Rider Reset Effective Date.
If you die before the last
two years of the new
Holding Period, the IPR
Death Benefit will be equal
to the Accumulation Value
as of the Rider Reset
Effective Date less any
proportional withdrawals. If
you die in the last two
years of the new Holding
Period, the IPR Death
Benefit will be equal to the
Guaranteed Amount.
•IPR Reset rights may be
suspended or discontinued
and are subject to age
limits.
•The IPR Death Benefit is
only payable if the Owner’s
spouse does not elect to
continue the policy
pursuant to its spousal
continuance option. If the
Owner’s spouse elects to
continue the policy, the
rider will continue and the
IPR Death Benefit will not
be paid.

Standard Benefit Expense, Footnotes [Text Block]	(of daily average accumulation value)
Optional Benefit Expense, Footnotes [Text Block]	As an annualized percentage of daily Accumulation Value. The IPR is included with all policies.
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Appendix 1Investment Options Available Under the PolicyThe following is a list of Portfolios available under the policy, which is subject to change, as discussed in the Prospectus. You can find the prospectuses and other information about the Portfolios online at https://dfinview.com/NewYorkLife/TAHD/premier-pseries. You can also request this information at no cost by calling the New York Life Annuities Service Center at 800-762-6212 or by sending an email request with your name and mailing address to PremierPProspectus@newyorklife.com. The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance. The Fidelity® VIP Government Money Market Portfolio is available only during the Free Look period and only to California purchasers who are Age 60 or over.
Type	Portfolio Adviser/Sub–adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Asset Allocation	Fidelity® VIP FundsManager® 60% Portfolio — Investor Class Adviser: Fidelity® Management & Research Company LLC (“FMR”)	0.63%	15.71%	6.67%	8.19%
Money Market	Fidelity® VIP Government Money Market Portfolio — Investor Class Adviser: FMR / Subadvisers: Other investment advisers	0.28%	4.10%	3.08%	2.01%
*Current Expenses take into account expense reimbursement or fee waiver arrangements in place that are expected to continue through April 30, 2027 and may be terminated at any time thereafter at the option of the Fund. Annual expenses for the Portfolio for the year ended December 31, 2025 reflect temporary fee reductions under such an arrangement.
Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of Portfolios available under the policy, which is subject to change, as discussed in the Prospectus. You can find the prospectuses and other information about the Portfolios online at https://dfinview.com/NewYorkLife/TAHD/premier-pseries. You can also request this information at no cost by calling the New York Life Annuities Service Center at 800-762-6212 or by sending an email request with your name and mailing address to PremierPProspectus@newyorklife.com. The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance. The Fidelity® VIP Government Money Market Portfolio is available only during the Free Look period and only to California purchasers who are Age 60 or over.
Portfolio Companies [Table Text Block]
Type	Portfolio Adviser/Sub–adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Asset Allocation	Fidelity® VIP FundsManager® 60% Portfolio — Investor Class Adviser: Fidelity® Management & Research Company LLC (“FMR”)	0.63%	15.71%	6.67%	8.19%
Money Market	Fidelity® VIP Government Money Market Portfolio — Investor Class Adviser: FMR / Subadvisers: Other investment advisers	0.28%	4.10%	3.08%	2.01%

Temporary Fee Reductions, Current Expenses [Text Block]	Current Expenses take into account expense reimbursement or fee waiver arrangements in place that are expected to continue through April 30, 2027 and may be terminated at any time thereafter at the option of the Fund. Annual expenses for the Portfolio for the year ended December 31, 2025 reflect temporary fee reductions under such an arrangement.
New York Life Premier Variable Annuity - P Series | Fidelity® VIP FundsManager® 60 Portfolio - Investor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager® 60% Portfolio — Investor Class
Portfolio Company Adviser [Text Block]	Fidelity® Management & Research Company LLC (“FMR”)
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	15.71%
Average Annual Total Returns, 5 Years [Percent]	6.67%
Average Annual Total Returns, 10 Years [Percent]	8.19%
New York Life Premier Variable Annuity - P Series | Fidelity® VIP Government Money Market Portfolio - Investor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	Fidelity® VIP Government Money Market Portfolio — Investor Class
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	4.10%
Average Annual Total Returns, 5 Years [Percent]	3.08%
Average Annual Total Returns, 10 Years [Percent]	2.01%
New York Life Premier Variable Annuity - P Series | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Guarantees your beneficiaries will receive a benefit at least equal to the greatest of: (i) your Accumulation Value; (ii) the Return of Premium Death Benefit; (iii) the Step-up Death Benefit; or (iv) the IPR Death Benefit.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals could significantly reduce the benefit, possibly by an amount substantially greater than the amount withdrawn.
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	The Standard Death Benefit – Death Before Annuity CommencementIf the Owner dies prior to the Annuity Commencement Date, we will pay an amount as proceeds to the designated Beneficiary(ies), as of the date the New York Life Annuities Service Center receives proof of death and all other required information in Good Order at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. With a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner, unless the surviving spouse has been designated the sole primary beneficiary. In that case, the surviving spouse can choose to continue the policy as discussed below. (See “FEDERAL TAX MATTERS— Taxation of Annuities in General.”) For policies purchased before February 13, 2023 and owned by a grantor trust, benefits will be paid upon the death of any grantor. For policies owned by grantor trusts and purchased after February 13, 2023, benefits will be paid upon the death of the Annuitant. The Standard Death Benefit amount will be the greatest of: (a)the Accumulation Value; (b)the Return of Premium Death Benefit (described below); (c)the Step-up Death Benefit (described below); or (d)the IPR Death Benefit (described below). Return of Premium Death Benefit. The total dollar amount of premium payments made under the policy reduced by any Return of Premium Death Benefit Proportional Withdrawals. Step-up Death Benefit. The Accumulation Value as of the Policy Anniversary immediately following the expiration of the Surrender Charge Period, reduced proportionally by any amounts withdrawn from the policy since that Policy Anniversary. IPR Death Benefit. See “DESCRIPTION OF BENEFITS—Investment Preservation Rider – P Series—IPR Death Benefit.”
Calculation Method of Benefit [Text Block]	How the Standard Death Benefit is Calculated We have set forth below an example of how the death benefit is calculated. In this example, we have assumed the following: (1)you purchase this policy with $200,000 premium payment; (2)your IPR Guarantee Percentage is 100%; (3)you make a $20,000 withdrawal after the second Policy Anniversary; and the Accumulation Value immediately preceding the withdrawal is $250,000; (4)the Accumulation Value is $220,000 on the seventh Policy Anniversary; and (5)you die in the eighth Policy Year and the Accumulation Value of the policy has decreased to $175,000. The Death Benefit is the greatest of: a)the Accumulation Value= $175,000 b)Premium payment less any Return of Premium Death Benefit Proportional Withdrawal; or= $184,000 (calculated as follows $200,000 - $16,000 = $184,000) c)the Step-up Death Benefit, which was the Accumulation Value at the end of the seventh Policy Year, or= $220,000 b)The IPR Death Benefit;= $184,000 (calculated as follows $200,000 - $16,000 = $184,000) In this example, your Beneficiary would receive $220,000. After the death of the Owner, each Beneficiary has the right to receive their share of the death benefit. Before we make a payment to any Beneficiary, we must receive, at the New York Life Annuities Service Center, proof of death of the Owner and all requirements necessary to make the payment to the Beneficiary (including, but not limited to, an election for the payment method). We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice in Good Order. If such an election is properly made, we will apply all or part of these proceeds: (i)under a Life Income Payment option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or (ii)under another Income Payment option we may offer at the time. Payments under the annuity or under any other method of payment we make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner’s death (as determined for federal tax purposes), and must begin within one year after the policyowner’s death. (See “ANNUITY PAYMENTS (THE INCOME PHASE)—Income Payments.”) If more than one Beneficiary is named and therefore designated to receive a specified fraction of the death benefit, each Beneficiary will be paid a pro rata portion from the Investment Division (from each Investment Division if more than one Investment Division is offered in the future) in which the policy is invested as of the date we receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will then have no further obligations to that Beneficiary. For those Beneficiaries that have not provided the requirements necessary to make such payment to them, we will keep the remaining balance in the Investment Division(s) in which the policy is invested until such necessary requirements are received. Due to market fluctuations, the remaining Accumulation Value may increase or decrease, and we may pay subsequent Beneficiaries a different amount. Beneficiary(ies) may not make transfers between any other Investment Division that we may offer at any time. If your spouse (as defined under Federal law) is designated as the sole primary Beneficiary, we can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner and, (b) the Annuitant, if you were the Annuitant. Please note: if your spouse is not designated as the sole primary beneficiary, when you die, the death benefit will be paid to the beneficiary(ies) you named, even if your spouse was the joint owner of the policy. For policies with one Annuitant, if the Annuitant is not an Owner and the Annuitant dies before the Annuity Commencement Date, when we receive proof of death for the Annuitant, the Owner will become the Annuitant, and the policy will continue. If the policy is jointly owned, the first Owner named will become the Annuitant. For more information about spousal continuance for policies issued in New Jersey, see “APPENDIX 2 –State Variations.” We will make any distribution or application of policy proceeds within seven (7) days after the New York Life Annuities Service Center receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus in Good Order, subject to postponement in certain circumstances. (See “THE POLICIES —Delay of Payments.”)
New York Life Premier Variable Annuity - P Series | Investment Preservation Rider 5 0 - 10Year Holding
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity - P Series | Investment Preservation Rider
Item 3. Key Information [Line Items]
Optional Benefits Footnotes [Text Block]	3 As an annualized percentage of daily Accumulation Value. The IPR is included with all policies.[3] As an annualized percentage of daily Accumulation Value. The IPR is included with all policies.
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.80%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Investment Preservation Rider – P Series (IPR)
Purpose of Benefit [Text Block]	Protects your investment from loss for a 10-year Holding Period. If, after the Holding Period, your Accumulation Value is less than the amount guaranteed, we will make a one-time increase to your Accumulation Value to make it equal to the guaranteed amount.You may request to reset the guaranteed amount (an IPR Reset) under certain circumstances.Includes an IPR Death Benefit which is payable upon the death of the Owner.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	1.80%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.80%
Brief Restrictions / Limitations [Text Block]	•Included with all policies.•Can be cancelled only if NYLIAC suspends the right to reset.•Withdrawals could significantly reduce the benefit (possibly by an amount greater than the actual amount withdrawn).•Where the IPR Guarantee Percentage is 101% or more, and you die during the first 8 years of the 10-year Holding Period, the IPR Death Benefit will be equal to the first year policy premiums less any proportional withdrawals. If you die in the last two years of the IPR Holding Period, the IPR Death Benefit will be equal to the Guaranteed Amount.•An IPR Reset starts a new Holding Period. New annual charges may apply after you elect an IPR Reset.•If you elect an IPR Reset where the IPR Guarantee Percentage is 101% or more, a new Holding Period will begin as of the Rider Reset Effective Date. If you die before the last two years of the new Holding Period, the IPR Death Benefit will be equal to the Accumulation Value as of the Rider Reset Effective Date less any proportional withdrawals. If you die in the last two years of the new Holding Period, the IPR Death Benefit will be equal to the Guaranteed Amount.•IPR Reset rights may be suspended or discontinued and are subject to age limits.•The IPR Death Benefit is only payable if the Owner’s spouse does not elect to continue the policy pursuant to its spousal continuance option. If the Owner’s spouse elects to continue the policy, the rider will continue and the IPR Death Benefit will not be paid.
Name of Benefit [Text Block]	Investment Preservation Rider – P Series (IPR)
Operation of Benefit [Text Block]	Investment Preservation Rider –P SeriesThe policy includes the Investment Preservation Rider – P Series (“IPR”) with a 10-year holding period (“Holding Period”). Your right to cancel the IPR is limited as described below. The IPR may be appropriate for individuals who appreciate the upside potential that comes with market participation but are also highly sensitive to protecting their premium payment over the Holding Period. The IPR allows you to allocate funds to the Investment Division(s) with greater confidence by understanding that if your allocation(s) perform poorly over the Holding Period, you will not receive less than the rider’s guaranteed amount when the Holding Period ends. The Holding Period(s) available for new purchases may change from time to time. For current Holding Period(s) applicable to new purchases, please see the Rate Sheet Prospectus Supplement. See Appendix 3 for Holding Period(s) applicable to historical purchases. The IPR provides a one-time adjustment to your Accumulation Value in the event that your Accumulation Value is less than the amount guaranteed under the IPR on the applicable policy anniversary of the Rider Effective Date (or most recent reset date) for the Holding Period. You may request to reset the guaranteed amount (an “IPR Reset”) under certain circumstances, as described below. Certain features of the IPR relating to the IPR Death Benefit may not be available in all jurisdictions; contact your registered representative or see “APPENDIX 2—STATE VARIATIONS” for more information. The IPR ends on the applicable policy anniversary of the Rider Effective Date (or most recent reset date) for the Holding Period. See “IPR Death Benefit” below for more information about the terms under which such death benefit may continue after the IPR ends. While the IPR is in effect and prior to the IPR Holding Period End Date, we will deduct a daily charge from your Accumulation Value. (See “CHARGES AND DEDUCTIONS — Annual Policy Expenses — Charge for the Investment Preservation Rider – P Series.”) When you make a partial withdrawal (including required minimum distributions from IRAs), we will reduce the amount that is guaranteed (the “Guaranteed Amount”) under the IPR proportionally (“Guaranteed Amount Proportional Reduction”). A Guaranteed Amount Proportional Reduction is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Guaranteed Amount immediately preceding the withdrawal. For example, if you withdrew 10% of the Accumulation Value, your Guaranteed Amount will be reduced by 10%. If your Accumulation Value is less than your Guaranteed Amount, the Guaranteed Amount will be reduced by more than the amount of the withdrawal. It is important to note that if you take any withdrawal (including required minimum distributions from IRAs) while the IPR is in effect, you may not be able to receive the full value of the IPR. Please note that benefits payable under the IPR are payable from NYLIAC’s general account and are subject to the claims paying ability of NYLIAC. No third–party guarantees are involved. The IPR Guaranteed Amount For policies applied for with applications signed on or before April 30, 2023, the IPR Guaranteed Amount will equal 100% of the sum of all premium payments made in the first Policy Year, less all IPR Guaranteed Amount Proportional Reductions made during the rider Holding Period. An example of how the IPR Guaranteed Amount is calculated, including how we calculate the IPR Guaranteed Amount Proportional Reduction, is shown below in the “DESCRIPTION OF BENEFITS–Investment Preservation Rider – P Series–How the IPR is Calculated” section. For policies with applications signed on or after May 1, 2023, the Guaranteed Amount will equal the IPR Guarantee Percentage of the sum of all premium payments made in the first Policy Year, minus all IPR Guaranteed Amount Proportional Reductions made during the rider Holding Period. The IPR Guarantee Percentage used to determine the IPR Guarantee Amount is subject to change and will depend on when you purchase your policy. Once you purchase the policy, however, the IPR Guarantee Percentage will not change for the life of the IPR. For the current percentage applicable to new purchases, please see the Rate Sheet Prospectus Supplement. See APPENDIX 3 for the IPR Guaranteed Amount percentages applied to historical purchases. IPR Reset Option Currently you have the option to reset the Guaranteed Amount on any Policy Anniversary preceding the expiration of the Rider Holding Period, subject to the IPR Reset conditions described below. For a reset, you must send a written request in Good Order to the New York Life Annuities Service Center at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. The reset will take effect on the Policy Anniversary immediately following the date we receive your request to reset (the “Rider Reset Effective Date”). At such time, the IPR Guaranteed Amount will be increased to the IPR Guarantee Percentage of the Accumulation Value as of the Rider Reset Effective Date. If the Accumulation Value multiplied by the IPR Guaranteed Percentage is less than the current IPR Guaranteed Amount on the Rider Reset Effective Date, no reset will occur. If your Policy Anniversary is not a Business Day, the Rider Reset Effective Date will take effect on the next Business Day. The latest Rider Reset Effective Date must occur on or before the Annuity Commencement Date, and the Owner (oldest Owner, if the policy is jointly owned) and the Annuitant (oldest Annuitant, if the policy has joint Annuitants) must be 75 or younger on the Rider Reset Effective Date. After the reset(s), Guaranteed Amount Proportional Reductions still apply during the new Holding Period. Please be advised that the charge you pay for the IPR after you elect to reset may be different than the charge you paid prior to the Rider Reset Effective Date; provided, however, that such charge will never exceed the guaranteed maximum charge set forth in the “FEE TABLE.” Please see the Rate Sheet Prospectus Supplement that is in effect as of your Rider Reset Effective Date for the charges that will apply to your IPR after reset. If you reset, a new Holding Period starts. The new Holding Period will be for the same duration as the initial Holding Period. That means if your initial Holding Period was a 10-year Holding Period and you elect to reset in policy year four (4), a new 10-year Holding Period will begin on the Rider Reset Effective Date. You will not be eligible to receive a one-time adjustment to your Accumulation Value until the Policy Anniversary following the end of the new Holding Period. If you elect an IPR Reset where the IPR Guarantee Percentage is 101% or more, if you die before the last two years of the new Holding Period, the IPR Death Benefit will be equal to the Accumulation Value as of the Rider Reset Effective Date less any proportional withdrawals. If you die in the last two years of the new Holding Period, the IPR Death Benefit will be equal to the Guaranteed Amount.
Calculation Method of Benefit [Text Block]	Example of an IPR Reset In this example, we have assumed the following: (1)An initial premium payment of $100,000 is made; (2)Your IPR Guarantee Percentage is 100%; therefore, the Guaranteed Amount equals 100% of the premium payment less all Guaranteed Amount Proportional Reductions made during the rider Holding Period; (3)On Policy Year 4, after deduction of all cumulative policy fees and charges, your Accumulation Value increases due to market gain to $130,000; (4)Because you have experienced market gains by Policy Year 4, you decide to request an IPR Reset as of the 4th Policy Anniversary; (5)After the reset, your new Guaranteed Amount is $130,000; and (6)Your Holding Period End Date is extended an additional 10 years (Policy Year 14). We can suspend or discontinue the ability to reset the Guaranteed Amount at any time in our sole discretion on a nondiscriminatory basis. If we decide to suspend or discontinue the ability to reset the Guaranteed Amount, we will promptly notify you in writing. Please contact your registered representative for more information. A policyowner may cancel an IPR Reset at any time prior to or within thirty (30) days after the Rider Reset Effective Date. If you cancel your request to reset, no change will be made to the IPR’s Guaranteed Amount, IPR Holding Period, IPR Holding Period End Date, (if previously reset, the Rider Reset Effective Date), allocation restrictions, the IPR Charge, if applicable. You may make more than one IPR Reset request during the term of the IPR, subject to the IPR Reset conditions and terms. Each IPR Reset request will reset the Guaranteed Amount only once (on the next Rider Reset Effective Date). In the future, we may make an automatic reset option available that will allow you to request automatic successive IPR Resets for the period you select (e.g., annually, next three years, etc.) Any such automatic IPR Reset request will be subject to the same conditions as a one-time IPR Reset request. The Benefit under the IPR With the IPR, you do not have to surrender the policy to receive any applicable benefit. You will be eligible to receive any benefit payable on the Policy Anniversary for the Holding Period after the later of the Policy Date or the most recent reset date. You do not need to take any action. We will inform you in writing if you are eligible to receive the one-time adjustment to your Accumulation Value under the IPR. We will also inform you of your options in the event that such one-time adjustment is made to your Accumulation Value which are to (i) surrender the policy and receive the adjusted Accumulation Value (which may be subject to surrender charges), or (ii) continue the policy at the adjusted Accumulation Value, which is subject to market fluctuation. If you are eligible to receive an adjustment, we will credit an amount to your Accumulation Value. If you surrender the policy, amounts paid to you under the IPR may be taxable and you may be subject to a 10% penalty tax if such amounts are paid before you reach age 59½. The Effects of the Withdrawals on the IPR It is important to note that any withdrawal reduces the Guaranteed Amount proportionally. While the IPR is in effect, withdrawals will be deducted proportionally from the Investment Division(s). For example, assume that you are in your first Policy Year and the IPR Guarantee Percentage is 100%. You made a premium payment of $100,000, so your Guaranteed Amount will be 100% of the sum of all premium payments that we receive in the first Policy Year, (i.e., $100,000). Assume further, however, that your Accumulation Value immediately dropped due to negative market performance and is now only $80,000. If you requested a withdrawal of $20,000 at a time where your Accumulation Value was less than the Guaranteed Amount, the Guaranteed Amount Proportional Reduction would operate to lower the Guaranteed Amount by $25,000. Your Guaranteed Amount after the withdrawal would be $75,000. Although you only requested a withdrawal of $20,000, it resulted in a $25,000 reduction of the benefit guaranteed by the IPR. A withdrawal, therefore, may have a greater impact on the value of the benefit than would a payment made in the same amount. Please consult your registered representative before making a withdrawal to discuss its impact on your IPR benefit. As a result, the IPR may not be appropriate for you if you intend to take withdrawals (including required minimum distributions from IRAs) before the end of the Holding Period. You should consult your tax advisor if you have any questions about the use of the IPR in your tax situation. Cancellation of the IPR Your policy includes the IPR and you may only cancel the IPR if we suspend your right to reset the Guaranteed Amount at any time. Should this occur, we will promptly notify you in writing. Within thirty (30) days after receipt of our written notification regarding the suspension or discontinuation of the Rider Reset option, you may cancel the IPR. To cancel, you must return the IPR to the New York Life Annuities Service Center at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus or to the registered representative through whom you purchased the policy with a written request for cancellation. Upon receipt of this request, we will promptly cancel the IPR. We will not deduct the IPR charge after the IPR is cancelled. The IPR will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to receive a potential one-time adjustment to your Accumulation Value. Therefore, you should not purchase the policy unless you intend to keep the IPR at least through the Holding Period. In most jurisdictions, the IPR will terminate if an ownership change or assignment of the policy is made, other than as explicitly described in the rider. For more information where an ownership change will not terminate the IPR, see APPENDIX 2 – State Variations. How the IPR is Calculated We have set forth below an example of how the benefit from the IPR may be realized and how withdrawals (including required minimum distributions from IRAs) will impact the IPR Guaranteed Amount and how we calculate the Guaranteed Amount Proportional Reduction. In this example, we have assumed the following: (1)A premium payment of $100,000 is made: (2)Your IPR Guarantee Percentage is 100%; therefore the Guaranteed Amount equals 100% of the sum of all premium payment(s), less all Guaranteed Amount Proportional Reductions made during the Holding Period; (3)A withdrawal of $20,000 is made in the eighth policy year; (4)The Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and; (5)As of the Holding Period End Date, the Accumulation Value on the Policy Anniversary corresponding to the Holding Period you chose has decreased to $50,000; The Guaranteed Amount when we issued the policy was $100,000. When the withdrawal was made in the eighth Policy Year, we reduced the Guaranteed Amount by the amount of the Guaranteed Amount Proportional Reduction. We calculated the amount of the Guaranteed Amount Proportional Reduction by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal, and then multiplying that number by the Guaranteed Amount immediately preceding the withdrawal. Guaranteed Amount Proportional Reduction = ($20,000/$80,000) x $100,000 = $25,000 To determine the new Guaranteed Amount after the withdrawal, we subtracted the amount of the Guaranteed Amount Proportional Reduction from the initial Guaranteed Amount: ($100,000 – $25,000) = $75,000. On the Policy Anniversary, the Accumulation Value ($50,000) is less than the Guaranteed Amount of $75,000. Therefore, you are eligible to receive a one–time adjustment to your Accumulation Value of $25,000. After the adjustment is paid, the rider will end. See “IPR Death Benefit” below, regarding the terms under which such death benefit may continue after the IPR ends. Upon your death, the policy will terminate unless your spouse chooses to continue the policy. Your spouse must be designated the sole primary beneficiary to continue the IPR and the policy. If your spouse chooses to continue the IPR and the policy, no death benefit proceeds will be paid upon your death.
New York Life Premier Variable Annuity - P Series | During the Surrender Charge Period
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.20%
Base Contract Expense (of Average Account Value), Current [Percent]	1.20%
New York Life Premier Variable Annuity - P Series | After the Surrender Charge Period
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.00%
Base Contract Expense (of Average Account Value), Current [Percent]	1.00%
New York Life Premier Variable Annuity - P Series | IPR Reset and the Rider Reset
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.80%
Offered Starting [Date]	May 06, 2019
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.80%
New York Life Premier Variable Annuity - P Series | Investment Preservation Rider 5 0
Item 4. Fee Table [Line Items]
Offered Starting [Date]	May 06, 2019
New York Life Premier Variable Annuity - P Series | Investment Preservation Rider Death Benefit
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	IPR Death BenefitThe IPR death benefit is available in jurisdictions where approved. The IPR death benefit is not available in New York. For the policies where the IPR Guarantee Percentage is 100% or less: If the Owner dies on or before the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greater of 1 and 2(a). If the Owner dies after the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greater of 1 and 2(b). (1)The amount of the death benefit payable under the policy. (See “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement”.) (2)The IPR death benefit, which is: (a)The Guaranteed Amount; or (b)The Guaranteed Amount on the IPR Holding Period End Date, reduced proportionally for partial withdrawals taken after the IPR Holding Period End Date. For the IPR death benefit in (b) above, the proportional reduction for partial withdrawals is equal to the amount withdrawn (including any Surrender Charges that you may incur as a result of the withdrawal), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the IPR death benefit immediately preceding the withdrawal. For the policies where the IPR Guarantee Percentage is 101% or more: If the Owner dies within the last two (2) years of the rider Holding Period and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greater of 1 and 2(a). If the Owner dies before the last two (2) years of the rider Holding Period and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greater of 1 and 2(b). If the Owner dies after the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greater of 1 and 2(c). (1)The amount of the death benefit payable under the policy. (See “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement”.) (2)The IPR death benefit, which is: (a)The Guaranteed Amount; or (b)A portion of the Guaranteed Amount which is determined by dividing the Guaranteed Amount by the applicable IPR Guarantee Percentage as reflected on your IPR rider data page (See the Rate Sheet Prospectus Supplement for the IPR Guaranteed Amount Percentage applicable for new purchases); or (c)The Guaranteed Amount on the Holding Period End Date reduced proportionally for withdrawals taken after the Holding Period End Date. For the IPR death benefit in (c) above, the proportional reduction for withdrawals is equal to the amount withdrawn (including any Surrender Charges that you may incur as a result of the withdrawal), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the IPR death benefit immediately preceding the withdrawal. Payment of a death benefit terminates the IPR. It is important to note that for purposes of calculating the Guaranteed Amount under the IPR death benefit, any withdrawals (including required minimum distributions) proportionally reduce the Guaranteed Amount. The reduction in the Guaranteed Amount may be significant, particularly when the Accumulation Value is lower than the Guaranteed Amount.
Calculation Method of Benefit [Text Block]	Calculation of the Death Benefit We have set forth below an example of how the death benefit is calculated where the IPR Guarantee Percentage is 100%. In this example, we have assumed the following: (1)you purchase this policy with $200,000 premium payment; (2)your IPR Guarantee Percentage is 100%; (3)you make a $20,000 withdrawal after the second Policy Anniversary; and the Accumulation Value immediately preceding the withdrawal is $250,000; (4)the Accumulation Value is $220,000 on the seventh Policy Anniversary; and (5)you die in the eighth Policy Year and the Accumulation Value of the policy has decreased to $175,000. The Death Benefit is the greatest of: a)the Accumulation Value= $175,000 b)Premium payment less any Return of Premium Death Benefit Proportional Withdrawal; or= $184,000 (calculated as follows $200,000 - $16,000 = $184,000) c)the Step-up Death Benefit, which was the Accumulation Value at the end of the seventh Policy Year, or= $220,000 d)The IPR Death Benefit;= $184,000 (calculated as follows $200,000 - $16,000 = $184,000) In this example, your Beneficiary would receive $220,000. We have set forth below an example of how the death benefit is calculated where the IPR Guarantee Percentage is 101% or more and the owner dies before the last 2 years of the IPR Holding Period. In this example, we have assumed the following: (1)you purchase this policy with $200,000 premium payment; (2)your IPR Guarantee Percentage is 105%; (3)you make a $20,000 withdrawal after the second Policy Anniversary; and the Accumulation Value immediately preceding the withdrawal is $250,000; (4)the Accumulation Value is $220,000 on the seventh Policy Anniversary; and (5)you die in the eighth Policy Year and the Accumulation Value of the policy has decreased to $175,000. The Death Benefit is the greatest of: a)the Accumulation Value= $175,000 b)Premium payment less any Return of Premium Death Benefit Proportional Withdrawal; or= $184,000 (calculated as follows $200,000 - $16,000 = $184,000) c)the Step-up Death Benefit, which was the Accumulation Value at the end of the seventh Policy Year, or= $220,000 d)The IPR Death Benefit;= $184,000 (calculated as follows $210,000 - $16,000 = $193,200$193,200 / 105% = 184,000) In this example, your Beneficiary would receive $220,000. We have set forth below an example of how the death benefit is calculated where the IPR Guarantee Percentage is 101% or more and the owner dies within the last 2 years of the IPR Holding Period. In this example, we have assumed the following: (1)you purchase this policy with $200,000 premium payment; (2)your IPR Guarantee Percentage is 105%; (3)the Accumulation Value is $205,000 on the seventh Policy Anniversary; and (4)you die in the ninth Policy Year and the Accumulation Value of the policy has decreased to $175,000. The Death Benefit is the greatest of: a)the Accumulation Value= $175,000 b)Premium payment less any Return of Premium Death Benefit Proportional Withdrawal; or= $200,000 c)the Step-up Death Benefit, which was the Accumulation Value at the end of the seventh Policy Year, or= $205,000 d)The IPR Death Benefit;= $210,000 (calculated as follows $200,000 x 105% = $210,000) In this example, your Beneficiary would receive $210,000. Example of Death Benefit after an IPR Reset We have set forth below an example of how the death benefit is calculated where the IPR Guarantee Percentage is 101% or more, the owner elects a reset on the second Policy Anniversary and the owner dies before the last 2 years of the new Holding Period. In this example, we have assumed the following: (1)you purchase this policy with $200,000 premium payment; (2)your IPR Guarantee Percentage is 105%; (3)you elect to reset your Guaranteed Amount on the second Policy Anniversary; and the Accumulation Value on the second Policy Anniversary is $250,000; (4)you make a $20,000 withdrawal after the second Policy Anniversary; and the Accumulation Value immediately preceding the withdrawal is $250,000; (5)the Accumulation Value is $220,000 on the seventh policy Anniversary; and (6)you die in the ninth Policy Year (due to the IPR Reset, this is seventh year of the new Holding Period) and the Accumulation Value of the policy has decreased to $175,000. The Death Benefit is the greatest of: a)the Accumulation Value= $175,000 b)Premium payment less any Return of Premium Death Benefit Proportional Withdrawal; or= $184,000 (calculated as follows $200,00 - $16,000 = $184,000 c)the Step-up Death Benefit, which was the Accumulation Value at the end of the seventh Policy Year, or= $220,000 d)The IPR Death Benefit;= $230,000 (calculated as follows $262,500 - $21,000 = $241,500$241,500 / 105% = $230,000) In this example, your Beneficiary would receive $230,000.
New York Life Premier Variable Annuity - P Series | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in this policy.
New York Life Premier Variable Annuity - P Series | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No. This policy is not designed for short-term investing and is not appropriate for an investor who readily needs access to cash. Surrender charges apply for up to 7 years following your premium payment. They will reduce the value of your policy if you withdraw money during that time. Withdrawals may also be subject to federal and state income taxes and tax penalties. The benefits of tax deferral and living benefit protections also mean the policy is more beneficial to investors with a long time horizon. You will not receive a benefit under the IPR rider unless you hold the policy for at least the specified Holding Period applicable to the rider.
New York Life Premier Variable Annuity - P Series | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	•An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the available Portfolios. For available Portfolio(s), see APPENDIX 1: Investment Options Available Under the Policy.•You should review the prospectuses for the available Portfolios before making an investment decision.
New York Life Premier Variable Annuity - P Series | Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Market Risk.

You can lose money by investing in this policy, including loss of principal. An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the Fidelity® VIP FundsManager® 60% Portfolio – Investor Class, which is the only Portfolio currently available under the Policy outside the Free Look Period. For available Portfolio(s), see APPENDIX 1: Investment Options Available Under the Policy. You bear the risk of any decline in your policy's value resulting from the performance of the Portfolio. Your investment in the Policy is subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Portfolio's investments. For more information about the risks of investing in the Portfolio, see the Portfolio's prospectus, which can be found online at . You can also request this information at no cost by calling the New York Life Annuities Service Center at (800) 762-6212 or by sending an email request with your name and mailing address to PremierPProspectus@newyorklife.com. You should review the Fidelity® VIP FundsManager® 60% Portfolio – Investor Class prospectus before making an investment decision.

New York Life Premier Variable Annuity - P Series | Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Early Withdrawal Risk.

This policy is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. Surrender charges apply for up to seven years after your premium payment. They will reduce the value of your policy if you withdraw money during that time. Withdrawals could substantially reduce or even terminate the benefits available under the policy. Withdrawals may also be subject to federal and state income taxes, and tax penalties if the withdrawal is made before the owner attains age 59½. The benefits of tax deferral and the policy's living benefit protections also mean the policy is better for investors with a long time horizon.

New York Life Premier Variable Annuity - P Series | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the policy is subject to the risks related to the Depositor, including that any obligations, guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from NYLIAC by calling the New York Life Annuities Service Center at 800-762-6212.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Insurance Company Risks.

Any obligations, guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from NYLIAC by calling the New York Life Annuities Service Center at 1-800-762-6212.

New York Life Premier Variable Annuity - P Series | Policy Benefits Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Policy Benefits Risk.

Receiving the benefit under the Investment Preservation Rider – P Series (IPR) is contingent on several conditions being met. For example, the IPR requires that you hold the policy for a 10-year Holding Period in order to receive an adjustment to your Accumulation Value, if applicable. If you surrender your policy before the Holding Period is over, you will not receive a benefit under the IPR. The benefit provided by the IPR will be reduced proportionally by any withdrawals you make during the Holding Period. If the amount guaranteed under the IPR is greater than the Accumulation Value, a withdrawal will reduce the value of the IPR benefit by more than the dollar amount of the withdrawal. You may need to take early or excess withdrawals which have the potential to substantially reduce or terminate the Standard Death Benefit available under the policy. Withdrawals could reduce the value of the Standard Death Benefit by more than the dollar amount of the withdrawal.

Where the IPR Guarantee Percentage is 101% or more, and you die during the first 8 years of the 10-year Holding Period, the IPR Death Benefit will be equal to the first year policy premiums less any proportional withdrawals. If you die in the last two years of the IPR Holding Period, the IPR Death Benefit will be equal to the Guaranteed Amount. If you elect an IPR Reset where the IPR Guarantee Percentage is 101% or more, a new Holding Period will begin as of the Rider Reset Effective Date. If you die before the last two years of the new Holding Period, the IPR Death Benefit will be equal to Accumulation Value as of the Rider Reset Effective Date less any proportional withdrawals. If you die in the last two years of the new Holding Period, the IPR Death Benefit will be equal to the Guaranteed Amount.

New York Life Premier Variable Annuity - P Series | Alternatives to the Policy
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Alternatives to the Policy. Other policies or investments may provide more favorable returns or benefits than the policy and may have lower fees and expenses.
New York Life Premier Variable Annuity - P Series | Policy Changes and Investment Restrictions Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Policy Changes and Investment Restrictions Risk.

We reserve the right to limit transfers, and we reserve the right to charge $30 for each transfer when you transfer among Portfolios (were we to offer additional Portfolios for investment in the future) more than 12 times in a Policy Year. In addition, we reserve the right to remove an Investment Division or substitute a Portfolio as an investment option under the policy.

New York Life Premier Variable Annuity - P Series | Potentially Harmful Transfer Activity
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Potentially Harmful Transfer Activity.

This policy is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the policy, were we to offer additional Portfolios for investment in the future, is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners. We have limitations and restrictions on transfer activity, which we apply to all owners of the policy without exception. (See "THE POLICIES–Limits on Transfers" for more information.) We cannot guarantee that these limitations and restrictions will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other policyowners. Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

Portfolio management decisions driven by the need to maintain higher than normal liquidity or the inability to sustain an investment objective;

Increased administrative and Fund brokerage expenses; and/or

Dilution of the interests of long-term investors.

A Portfolio may reject any order from us if it suspects potentially harmful transfer activity, thereby preventing us from implementing your request for a transfer. (See "THE POLICIES–Limits on Transfers" for more information on the risks of frequent trading.)

New York Life Premier Variable Annuity - P Series | Change in Fees and Charges Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Change in Fees and Charges Risk.

Deduction of policy fees and charges (including surrender charges), and IPR fees, may result in loss of principal. We reserve the right to increase the fees and charges under the policy and the IPR up to the maximum guaranteed fees and charges stated on your Policy Data Page and IPR Data Page.

New York Life Premier Variable Annuity - P Series | Adverse Tax Consequences
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Adverse Tax Consequences.

There are a number of tax risks that may arise in connection with purchasing the policy. These risks include: (1) the possibility that the Internal Revenue Service ("IRS") may interpret the rules that apply to variable annuities in a manner that could result in you being treated as the owner of your policy's pro rata portion of the assets of the Separate Account; (2) the possibility that the IRS may take the position that the policy does not qualify as an annuity for federal tax purposes resulting in the loss of favorable tax treatment accorded your policy; and (3) the possibility of a change in the present federal income tax laws that apply to your policy, or of the current interpretations by the IRS, which may change from time to time without notice, and could have retroactive effects regardless of the date of enactment or publication, as the case may be.

New York Life Premier Variable Annuity - P Series | Risks Affecting our Administration of Your Policy
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Risks Affecting our Administration of Your Policy.

NYLIAC's business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including, those resulting from information systems failures, cyberattack/ransomware, or current or future outbreaks of infectious diseases, viruses (including COVID-19), epidemics or pandemics ("serious infectious disease outbreaks"). These risks are common to all insurers and financial service providers and may materially impact our ability to administer the policy (and to keep policyowner information confidential). (See the SAI "ADDITIONAL INFORMATION ABOUT RISKS (Non-Principal Risks)" for more information.)